EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 14.82%
$ 1,000,000	37 Capital I(a)(b) Series 2021-1A Class A 6.77%, 10/15/2034 3-mo. SOFR + 1.46%	$ 986,063
933,687	AMMC XI Ltd(a)(b) Series 2012-11A Class A1R2 6.64%, 04/30/2031 3-mo. SOFR + 1.27%	931,946
	Anchorage Capital Ltd(a)(b)
	Series 2014-3RA Class A
3,124,698	6.68%, 01/28/2031 3-mo. SOFR + 1.31%	3,116,758
	Series 2014-4RA Class A
4,151,158	6.68%, 01/28/2031 3-mo. SOFR + 1.31%	4,132,532
4,935,485	Apidos XII(a)(b) Series 2013-12A Class AR 6.65%, 04/15/2031 3-mo. SOFR + 1.34%	4,923,358
1,900,000	Barclays Dryrock Issuance Trust Series 2023-1 Class A 4.72%, 02/15/2029	1,863,660
1,000,000	Capital One Multi-Asset Execution Trust Series 2022-A3 Class A 4.95%, 10/15/2027	988,528
3,400,000	Cathedral Lake VI Ltd(a)(b) Series 2021-6A Class AN 6.86%, 04/25/2034 3-mo. SOFR + 1.51%	3,353,141
2,000,000	Clover Ltd(a)(b) Series 2019-2A Class AR 6.71%, 10/25/2033 3-mo. SOFR + 1.36%	1,987,892
1,000,000	Discover Card Execution Note Trust Series 2023-A1 Class A 4.31%, 03/15/2028	973,378
4,200,668	Dryden Ltd(a)(b) Series 2018-57A Class A 6.64%, 05/15/2031 3-mo. SOFR + 1.27%	4,180,610
170,283	Educational Funding of the South Inc(b) Series 2011-1 Class A2 5.97%, 04/25/2035 3-mo. SOFR + 0.91%	170,117
500,000	Ford Credit Auto Owner Trust(a) Series 2021-1 Class A 1.37%, 10/17/2033	448,596
4,547,306	Galaxy XXI Ltd(a)(b) Series 2015-21A Class AR 6.61%, 04/20/2031 3-mo. SOFR + 1.28%	4,523,988
800,000	Gulf Stream Meridian 3 Ltd(a)(b) Series 2021-IIIA Class A2 7.32%, 04/15/2034 3-mo. SOFR + 2.01%	790,275
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,500,000	Halseypoint Ltd(a)(b) Series 2023-7A Class A 7.51%, 07/20/2036 3-mo. SOFR + 2.25%	$ 1,513,038
1,000,000	Hyundai Auto Receivables Trust Series 2023-A Class A2A 5.19%, 12/15/2025	996,309
1,900,000	Invesco Ltd(a)(b) Series 2021-2A Class A 6.69%, 07/15/2034 3-mo. SOFR + 1.38%	1,885,362
647,725	Ladder Capital Commercial Mortgage Trust(a)(b) Series 2021-FL2 Class A 6.65%, 12/13/2038 1-mo. SOFR + 1.31%	632,508
620,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	563,569
2,929,341	Madison Park Funding XXX Ltd(a)(b) Series 2018-30A Class A 6.32%, 04/15/2029 3-mo. SOFR + 1.01%	2,914,785
694,018	MF1 Ltd(a)(b) Series 2021-FL6 Class A 6.55%, 07/16/2036 1-mo. SOFR + 1.21%	682,740
800,000	Nissan Auto Receivables Owner Trust Series 2023-A Class A2A 5.34%, 02/17/2026	797,162
562,596	PHEAA Student Loan Trust(a)(b) Series 2012-1A Class A1 5.98%, 05/25/2057 3-mo. SOFR + 0.66%	552,371
250,000	Sound Point IV-R Ltd(a)(b) Series 2013-3RA Class D 8.82%, 04/18/2031 3-mo. SOFR + 3.51%	209,257
2,000,000	Trinitas VI Ltd(a)(b) Series 2017-6A Class CRR1 7.86%, 01/25/2034 3-mo. SOFR + 2.51%	1,900,198
5,593,722	Vibrant VIII Ltd(a)(b) Series 2018-8A Class A1A 6.73%, 01/20/2031 3-mo. SOFR + 1.40%	5,582,199
6,146,868	Voya Ltd(a)(b) Series 2016-1A Class A1R 6.66%, 01/20/2031 3-mo. SOFR + 1.33%	6,128,728

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,000,000	World Omni Auto Receivables Trust Series 2023-B Class A2A 5.25%, 11/16/2026	$ 995,372
TOTAL ASSET-BACKED SECURITIES — 14.82% (Cost $59,288,634)		$58,724,440
CORPORATE BONDS AND NOTES
Basic Materials — 0.43%
185,000	CF Industries Inc 5.38%, 03/15/2044	158,120
215,000	Freeport-McMoRan Inc 4.63%, 08/01/2030	193,710
400,000	Glencore Funding LLC(a) 1.63%, 04/27/2026	360,178
	Nucor Corp
175,000	3.95%, 05/23/2025	169,742
650,000	4.30%, 05/23/2027	623,819
250,000	Steel Dynamics Inc 1.65%, 10/15/2027	212,288
		1,717,857
Communications — 2.07%
1,922,000	AT&T Inc 2.30%, 06/01/2027	1,701,828
1,800,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.91%, 07/23/2025	1,758,874
68,000	Expedia Group Inc(c) 2.95%, 03/15/2031	54,784
425,000	FactSet Research Systems Inc 2.90%, 03/01/2027	387,552
1,025,000	Meta Platforms Inc 3.50%, 08/15/2027	966,685
205,000	Netflix Inc 4.88%, 04/15/2028	198,628
	Prosus NV
380,000	3.26%, 01/19/2027(a)	336,643
590,000	3.68%, 01/21/2030	475,557
	T-Mobile USA Inc
1,606,000	3.75%, 04/15/2027	1,500,678
250,000	4.75%, 02/01/2028	239,630
230,000	3.38%, 04/15/2029	202,294
440,000	3.88%, 04/15/2030	389,827
		8,212,980
Consumer, Cyclical — 1.40%
	AutoNation Inc
345,000	4.50%, 10/01/2025	333,119
125,000	1.95%, 08/01/2028	101,819
	General Motors Financial Co Inc
450,000	4.30%, 07/13/2025	434,381
825,000	1.25%, 01/08/2026	737,364
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 1,000,000	5.00%, 04/09/2027	$ 959,875
310,000	Lennar Corp 4.75%, 11/29/2027	298,635
220,000	Lithia Motors Inc(a)(c) 4.38%, 01/15/2031	182,010
	Lowe's Cos Inc
425,000	1.70%, 09/15/2028	354,838
225,000	3.75%, 04/01/2032	194,828
500,000	Marriott International Inc 5.00%, 10/15/2027	487,263
215,000	Mattel Inc(a) 5.88%, 12/15/2027	208,997
215,000	Newell Brands Inc 4.88%, 06/01/2025	206,010
	Warnermedia Holdings Inc
887,000	4.05%, 03/15/2029	790,282
300,000	4.28%, 03/15/2032	254,645
		5,544,066
Consumer, Non-Cyclical — 3.92%
661,000	AbbVie Inc 3.20%, 11/21/2029	583,298
110,000	Adventist Health System 2.95%, 03/01/2029	95,107
	Amgen Inc
2,775,000	5.15%, 03/02/2028	2,729,201
630,000	5.25%, 03/02/2030	615,502
675,000	Banner Health 2.34%, 01/01/2030	558,249
245,000	Baylor Scott & White Holdings 1.78%, 11/15/2030	190,242
925,000	Becton Dickinson & Co 3.70%, 06/06/2027	866,853
275,000	Bristol Myers Squibb Co 2.95%, 03/15/2032	229,526
235,000	Centene Corp 2.50%, 03/01/2031	180,531
	Constellation Brands Inc
925,000	3.70%, 12/06/2026	873,273
75,000	2.25%, 08/01/2031	58,425
64,000	4.75%, 05/09/2032	59,288
125,000	CSL Finance PLC(a) 3.85%, 04/27/2027	118,434
	CVS Health Corp
151,000	3.25%, 08/15/2029	132,113
225,000	1.88%, 02/28/2031	171,592
755,000	Emory University 2.14%, 09/01/2030	615,573
	GE HealthCare Technologies Inc
820,000	5.65%, 11/15/2027	818,655
255,000	5.86%, 03/15/2030	252,969
950,000	Haleon US Capital LLC 3.38%, 03/24/2027	881,362
200,000	HCA Inc 5.63%, 09/01/2028	195,012
230,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc 3.75%, 12/01/2031	184,239

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 375,000	JDE Peet's NV(a) 1.38%, 01/15/2027	$ 323,779
800,000	Keurig Dr Pepper Inc 4.60%, 05/25/2028	768,984
45,000	Kraft Heinz Foods Co 6.50%, 02/09/2040	45,671
450,000	PayPal Holdings Inc 3.90%, 06/01/2027	429,904
950,000	Pfizer Investment Enterprises Pte Ltd 4.75%, 05/19/2033	898,014
225,000	Philip Morris International Inc 5.63%, 11/17/2029	222,448
225,000	Pilgrim's Pride Corp 4.25%, 04/15/2031	187,696
235,000	PRA Health Sciences Inc(a) 2.88%, 07/15/2026	212,033
255,000	Rush Obligated Group 3.92%, 11/15/2029	233,649
515,000	S&P Global Inc 4.25%, 05/01/2029	486,168
180,000	Stanford Health Care 3.31%, 08/15/2030	157,461
218,000	STERIS Irish FinCo Unlimited Co 2.70%, 03/15/2031	176,788
130,000	Sutter Health 2.29%, 08/15/2030	104,876
	UnitedHealth Group Inc
736,000	5.30%, 02/15/2030	731,424
100,000	4.20%, 05/15/2032	91,272
60,000	University of Chicago 5.42%, 10/01/2030	60,347
		15,539,958
Energy — 1.54%
354,000	Aker BP ASA(a) 2.00%, 07/15/2026	315,940
	Cheniere Energy Partners LP
220,000	4.50%, 10/01/2029	199,204
245,000	5.95%, 06/30/2033(a)	236,295
745,000	Columbia Pipelines Operating Co LLC(a) 6.04%, 11/15/2033	727,198
210,000	DCP Midstream Operating LP 5.63%, 07/15/2027	207,147
	Energy Transfer LP
1,000,000	4.20%, 04/15/2027	942,234
325,000	5.50%, 06/01/2027	319,897
205,000	EQT Corp 6.13%, 02/01/2025	204,293
1,050,000	MPLX LP 1.75%, 03/01/2026	952,088
150,000	Phillips 66 1.30%, 02/15/2026	135,591
930,000	Reliance Industries Ltd(a) 2.88%, 01/12/2032	742,071
900,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	894,328
Principal Amount		Fair Value
Energy — (continued)
$ 210,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 6.88%, 01/15/2029	$ 210,201
		6,086,487
Financial — 4.54%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,175,000	2.45%, 10/29/2026	1,052,442
235,000	3.00%, 10/29/2028	201,507
250,000	3.30%, 01/30/2032	198,728
375,000	Air Lease Corp(c) 2.88%, 01/15/2026	349,151
550,000	Ally Financial Inc(c) 7.10%, 11/15/2027	549,930
461,000	American International Group Inc 3.90%, 04/01/2026	441,354
325,000	Aviation Capital Group LLC(a) 1.95%, 01/30/2026	292,190
500,000	Avolon Holdings Funding Ltd(a) 4.25%, 04/15/2026	469,948
200,000	Banco Santander SA 2.75%, 12/03/2030	149,030
	Bank of America Corp
925,000	4.18%, 11/25/2027	859,881
804,000	5.20%, 04/25/2029	774,496
	Bank of New York Mellon Corp
75,000	4.60%, 07/26/2030	70,594
200,000	5.83%, 10/25/2033	196,599
	BNP Paribas SA(a)
975,000	3.38%, 01/09/2025	940,963
625,000	1.32%, 01/13/2027	559,697
950,000	BPCE SA(a) 1.65%, 10/06/2026	862,154
1,050,000	Capital One Financial Corp 6.05%, 12/06/2024	1,038,198
875,000	Citigroup Inc 0.78%, 10/30/2024	870,914
950,000	Crown Castle Inc REIT 3.65%, 09/01/2027	872,098
375,000	Deutsche Bank AG 2.13%, 11/24/2026	339,131
411,000	Fifth Third Bancorp 4.77%, 07/28/2030	373,105
224,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	172,158
450,000	ING Groep NV 4.02%, 03/28/2028	417,769
300,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	251,006
375,000	JPMorgan Chase & Co 4.02%, 12/05/2024	373,335
235,000	LPL Holdings Inc(a) 4.00%, 03/15/2029	204,888

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
	Morgan Stanley
$ 589,000	5.16%, 04/20/2029	$ 566,650
438,000	2.94%, 01/21/2033	344,928
230,000	MPT Operating Partnership LP / MPT Finance Corp REIT 3.50%, 03/15/2031	143,628
975,000	NatWest Group PLC 4.27%, 03/22/2025	964,557
235,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(a) 3.63%, 03/01/2029	194,283
165,000	Truist Financial Corp 6.05%, 06/08/2027	163,205
325,000	UBS Group AG(a) 2.59%, 09/11/2025	312,806
445,000	US Bancorp 5.78%, 06/12/2029	433,154
230,000	VICI Properties LP / VICI Note Co Inc REIT(a) 3.50%, 02/15/2025	220,059
1,875,000	Wells Fargo & Co 4.10%, 06/03/2026	1,780,928
		18,005,464
Industrial — 1.21%
215,000	AECOM 5.13%, 03/15/2027	203,628
235,000	Atkore Inc(a) 4.25%, 06/01/2031	197,566
300,000	Berry Global Inc 1.57%, 01/15/2026	271,180
268,000	Boeing Co 5.15%, 05/01/2030	256,074
250,000	General Electric Co 6.75%, 03/15/2032	271,012
235,000	Hillenbrand Inc 3.75%, 03/01/2031	188,000
150,000	Johnson Controls International PLC / Tyco Fire & Security Finance SCA 4.90%, 12/01/2032	143,339
150,000	L3Harris Technologies Inc 5.60%, 07/31/2053	140,274
235,000	Masonite International Corp(a) 3.50%, 02/15/2030	190,944
1,190,000	Mexico City Airport Trust 3.88%, 04/30/2028	1,077,093
230,000	Mueller Water Products Inc(a) 4.00%, 06/15/2029	200,308
25,000	Nature Conservancy 1.30%, 07/01/2028	19,941
1,075,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 4.40%, 07/01/2027	1,007,425
275,000	Republic Services Inc 4.88%, 04/01/2029	267,261
	Waste Management Inc
200,000	1.15%, 03/15/2028	167,543
200,000	4.15%, 04/15/2032(c)	182,035
		4,783,623
Principal Amount		Fair Value
Technology — 1.81%
	Broadcom Inc(a)
$ 504,000	2.45%, 02/15/2031	$ 393,929
340,000	4.15%, 04/15/2032	295,057
250,000	3.47%, 04/15/2034	196,353
688,000	3.14%, 11/15/2035	501,608
	Dell International LLC / EMC Corp
105,000	5.85%, 07/15/2025	104,860
875,000	6.02%, 06/15/2026	878,411
150,000	5.30%, 10/01/2029	145,615
25,000	6.20%, 07/15/2030	25,205
210,000	Fair Isaac Corp(a) 5.25%, 05/15/2026	203,095
644,000	HP Inc(c) 4.00%, 04/15/2029	588,465
225,000	MSCI Inc(a) 3.63%, 09/01/2030	188,582
	Oracle Corp
475,000	4.50%, 05/06/2028	452,730
104,000	2.95%, 04/01/2030	87,515
625,000	4.65%, 05/06/2030	584,489
1,000,000	6.25%, 11/09/2032	1,012,352
537,000	4.90%, 02/06/2033	494,969
400,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	374,565
	Workday Inc
250,000	3.50%, 04/01/2027	233,259
275,000	3.70%, 04/01/2029	249,421
175,000	3.80%, 04/01/2032	150,049
		7,160,529
Utilities — 0.22%
475,000	NiSource Inc 5.25%, 03/30/2028	465,518
220,000	NRG Energy Inc(a) 5.25%, 06/15/2029	194,207
230,000	Vistra Operations Co LLC(a) 5.00%, 07/31/2027	211,460
		871,185
TOTAL CORPORATE BONDS AND NOTES — 17.14% (Cost $74,933,007)		$67,922,149
FOREIGN GOVERNMENT BONDS AND NOTES
	African Export-Import Bank(a)
200,000	2.63%, 05/17/2026	178,000
200,000	3.80%, 05/17/2031	154,832
856,000	Romanian Government International Bond 3.00%, 02/14/2031	687,865
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 0.26% (Cost $1,285,689)		$1,020,697

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 4.99%
	BANK
	Series 2017-BNK5 Class A5
$ 1,600,000	3.39%, 06/15/2060	$ 1,459,462
	Series 2022-BNK39 Class A4
1,400,000	2.93%, 02/15/2055(d)	1,124,735
	Series 2023-BNK46 Class A4
1,100,000	5.75%, 08/15/2056	1,080,423
	BANK5
	Series 2023-5YR2 Class A3
1,050,000	6.66%, 06/15/2028	1,070,879
	Series 2023-5YR3 Class A3
625,000	6.72%, 09/15/2056(d)	640,091
525,000	Barclays Commercial Mortgage Securities Trust(d) 6.51%, 09/15/2056	515,561
500,000	Benchmark Mortgage Trust Series 2023-B39 Class A5 5.75%, 07/15/2056	498,070
900,000	BMO Mortgage Trust Series 2023-C5 Class A5 5.77%, 06/15/2056	889,850
	BX Commercial Mortgage Trust(a)(b)
	Series 2021-CIP Class A
900,000	6.37%, 12/15/2038 1-mo. SOFR + 1.03%	880,802
	Series 2023-VLT2 Class A
400,000	7.61%, 06/15/2040 1-mo. SOFR + 2.28%	399,525
650,000	BX Trust(a)(b) Series 2021-ARIA Class C 7.09%, 10/15/2036 1-mo. SOFR + 1.76%	626,134
1,300,000	ELP Commercial Mortgage Trust(a)(b) Series 2021-ELP Class A 6.15%, 11/15/2038 1-mo. SOFR + 0.81%	1,270,636
4,300,000	Great Wolf Trust(a)(b) Series 2019-WOLF Class A 6.48%, 12/15/2036 1-mo. SOFR + 1.14%	4,278,164
650,000	GS Mortgage Securities Trust Series 2017-GS7 Class A4 3.43%, 08/10/2050	584,149
790,083	JPMorgan Mortgage Trust(a)(d) Series 2021-LTV2 Class A1 2.52%, 05/25/2052	621,250
87,964	Onslow Bay Mortgage Loan Trust(a)(e) Series 2022-NQM7 Class A1 5.11%, 08/25/2062	85,427
2,350,000	Starwood Trust(a)(b) Series 2021-FLWR Class A 6.02%, 07/15/2036 1-mo. SOFR + 0.69%	2,300,577
	Verus Securitization Trust(a)
	Series 2021-8 Class A1
93,449	1.82%, 11/25/2066(d)	76,917
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-1 Class A1
$ 759,324	2.72%, 01/25/2067(e)	$ 653,046
925,000	Wells Fargo Commercial Mortgage Trust Series 2021-C59 Class A5 2.63%, 04/15/2054	729,985
		19,785,683
U.S. Government Agency — 7.81%
	Connecticut Avenue Securities Trust(a)(b)
	Series 2021-R03 Class 1M2
206,000	6.96%, 12/25/2041 1-mo. SOFR + 1.65%	201,755
	Series 2022-R05 Class 2M1
152,843	7.21%, 04/25/2042 1-mo. SOFR + 1.90%	152,652
	Series 2022-R05 Class 2M2
165,000	8.31%, 04/25/2042 1-mo. SOFR + 3.00%	167,315
	Series 2023-R03 Class 2M2
78,286	9.21%, 04/25/2043 1-mo. SOFR + 3.90%	81,776
	Series 2023-R06 Class 1M2
140,000	8.01%, 07/25/2043 1-mo. SOFR + 2.70%	140,857
	Federal Home Loan Mortgage Corp
921	4.50%, 10/01/2025	890
542,138	4.50%, 10/01/2048	507,637
370,307	4.50%, 05/01/2049	345,251
286,000	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(a)(b) Series 2023-HQA2 Class M1B 8.66%, 06/25/2043 1-mo. SOFR + 3.35%	292,640
	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(b)
	Series 2021-DNA5 Class M2
114,016	6.96%, 01/25/2034 1-mo. SOFR + 1.65%	113,910
	Series 2022-DNA1 Class M1A
376,325	6.31%, 01/25/2042 1-mo. SOFR + 1.00%	372,855
	Series 2022-DNA3 Class M1A
136,514	7.31%, 04/25/2042 1-mo. SOFR + 2.00%	137,488
	Federal National Mortgage Association
1,168,859	4.50%, 07/01/2048	1,093,639
131,188	4.50%, 10/01/2048	123,180
263,294	4.50%, 02/01/2049	245,769
12,994	4.50%, 08/01/2049	12,121

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 710,864	4.50%, 10/01/2049	$ 662,620
57,417	4.50%, 01/01/2050	53,092
169,566	4.50%, 02/01/2050	158,359
50,242	4.50%, 05/01/2050	46,775
35,706	4.50%, 08/01/2050	33,027
6,368,817	2.50%, 05/01/2051	5,074,140
6,117,884	3.00%, 03/01/2052	5,118,944
7,383,289	4.00%, 06/01/2052	6,579,685
	Government National Mortgage Association
1,000,000	4.50%, TBA	923,789
1,000,000	5.00%, TBA	947,578
1,000,000	5.50%, TBA	970,391
1,000,000	6.00%, TBA	990,859
1,525,665	4.50%, 10/20/2048	1,429,315
1,093,206	5.00%, 12/20/2048	1,050,674
	Uniform Mortgage-Backed Security(f)
1,000,000	5.00%, TBA	943,437
1,000,000	5.50%, TBA	966,367
1,000,000	6.00%, TBA	986,875
		30,925,662
TOTAL MORTGAGE-BACKED SECURITIES — 12.80% (Cost $54,334,918)		$50,711,345
MUNICIPAL BONDS AND NOTES
90,000	California Statewide Communities Development Authority 1.88%, 02/01/2031	70,133
240,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	202,316
30,000	City of New Orleans, Louisiana Water System Revenue 1.46%, 12/01/2028	24,793
20,000	City of Tucson, Arizona Series A 1.46%, 07/01/2028	16,748
85,000	Metropolitan Transportation Authority Series A2 5.99%, 11/15/2030	86,952
490,000	Municipal Improvement Corp of Los Angeles Series A 2.07%, 11/01/2030	390,575
	Port of Oakland
70,000	1.95%,05/01/2028	60,875
80,000	2.20%,05/01/2031	64,224
35,000	San Jose Financing Authority 1.86%, 06/01/2030	27,914
5,000	State of Maryland Department of Transportation 1.30%, 08/01/2028	4,171
TOTAL MUNICIPAL BONDS AND NOTES — 0.24% (Cost $1,171,139)		$948,701
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
$37,570,421	1.63%, 10/15/2027	$ 36,474,861
27,661,525	0.88%, 01/15/2029	25,662,817
9,788,176	0.25%, 07/15/2029	8,719,602
23,447,132	0.13%, 01/15/2030	20,437,473
54,298,253	0.13%, 07/15/2031	46,097,838
61,695,789	0.63%, 07/15/2032	53,751,854
3,252,729	2.13%, 02/15/2040	3,151,462
	United States Treasury Note/Bond
3,720,000	4.63%, 09/30/2028	3,722,914
3,760,000	4.63%, 09/30/2030	3,761,175
TOTAL U.S. TREASURY BONDS AND NOTES — 50.92% (Cost $221,841,965)		$201,779,996
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.44%
746,325	Undivided interest of 0.67% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $746,325 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(g)	746,325
997,128	Undivided interest of 0.88% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $997,128 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(g)	997,128
TOTAL SHORT TERM INVESTMENTS — 0.44% (Cost $1,743,453)		$1,743,453
TOTAL INVESTMENTS — 96.62% (Cost $414,598,805)		$382,850,781
OTHER ASSETS & LIABILITIES, NET — 3.38%		$13,412,053
TOTAL NET ASSETS — 100.00%		$396,262,834

See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 29, 2023.
(c)	All or a portion of the security is on loan at September 29, 2023.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 29, 2023. Maturity date disclosed represents final maturity date.
(f)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(g)	Collateral received for securities on loan.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
At September 29, 2023 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Long
U.S. 2 Year Treasury Note Futures	511	USD	103,585	Dec 2023	$(192,929)
U.S. 5 Year Treasury Note Futures	353	USD	37,192	Dec 2023	(226,748)
Short
U.S. 10 Year Treasury Note Futures	239	USD	25,827	Dec 2023	429,008
U.S. 10 Year Treasury Ultra Futures	180	USD	20,081	Dec 2023	440,170
U.S. Long Bond Futures	46	USD	5,234	Dec 2023	260,993
U.S. Ultra Bond Futures	43	USD	5,104	Dec 2023	271,829
				Net Appreciation	$982,323
At September 29, 2023, the Fund held the following outstanding centrally cleared interest rate swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount (000)		Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
4.00%	1-day SOFR	USD	2,790	12/20/2026	$(4,110)	Annual
3.98%	1-day SOFR	USD	12,890	07/31/2030	(218,405)	Annual
1-day SOFR	3.50%	USD	4,040	12/20/2030	41,549	Annual
1-day SOFR	2.68%	USD	8,770	07/28/2032	402,580	Annual
2.91%	1-day SOFR	USD	23,600	07/28/2037	(792,391)	Annual
3.39%	1-day SOFR	USD	20,220	05/10/2038	(451,143)	Annual
1-day SOFR	2.08%	USD	23,420	07/28/2047	375,526	Annual
1-day SOFR	2.56%	USD	19,130	05/11/2053	438,228	Annual
				Net Depreciation	$(208,166)
At September 29, 2023 the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount		Termination Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
CPI	1.77%	USD	6,840	08/05/2024	837,492	At Maturity
CPI	1.72%	USD	21,200	09/23/2025	2,973,052	At Maturity
CPI	2.06%	USD	13,300	12/23/2025	1,557,792	At Maturity
CPI	3.97%	USD	71,700	03/10/2025	153,603	At Maturity
CPI	3.39%	USD	36,100	06/23/2026	(340,210)	At Maturity
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Schedule of Investments
As of September 29, 2023 (Unaudited)
At September 29, 2023 the Fund held the following outstanding centrally cleared inflation swaps:
Rate Received by the Fund	Rate Paid by the Fund	Notional Amount		Termination Date	Net Unrealized Appreciation/ (Depreciation)	Payment Frequency
CPI	2.45%	USD	34,493	07/19/2028	189,610	At Maturity
				Net Appreciation	$5,371,339
Counterparty Abbreviations
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

September 29, 2023

EMPOWER FUNDS, INC.
EMPOWER INFLATION-PROTECTED SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 29, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.
Inflation Swaps	Interest rate curves, CPI or relevant inflation index curves, LIBOR/OIS curves, reported trades, and swap curves.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 29, 2023, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 29, 2023

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The Fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. The Fund generally enters into dollar roll transactions with the intention of taking possession of the underlying mortgage securities but may close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of the Fund. Actual mortgages received by the Fund may be less favorable than those anticipated. The Fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate. At September 29, 2023, there were no mortgage dollar rolls held.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 737 long futures contracts and an average of 352 short futures contracts for the reporting period.

September 29, 2023

Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for  example, the Nth default within a basket, or defaults by a particular combination  of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps). The Fund held an average notional amount of $3,361,000 in credit default swaps for the reporting period. At September 29, 2023, there were no credit default swaps held.
Interest Rate Swaps
The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). The Fund held an average notional amount of $109,152,000 in interest rate swaps for the reporting period.
Inflation Swaps
The Fund enters into inflation swap contracts to gain exposure to inflation (inflation risk). An inflation swap is a contract in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. These agreements may be privately negotiated in the over-the-counter market (OTC inflation swaps) or may be executed on a registered exchange (centrally cleared inflation swaps). The Fund held an average notional amount of $169,713,341 in inflation swaps for the reporting period.

September 29, 2023